Amounts Receivable (Tables)	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Amounts Receivables

	April 30, 2019	April 30, 2018
Taxes receivable	$2,486	$1,941
San Pedrito sale (note 8)	0	1,359
Trades receivable	394	—
Other	216	48

	$3,096	$3,348